Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31, 2018	December 31, 2017
Accrued professional service fees	$282,928	$-
Other	568	334
	$283,496	$334